Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2018	Oct. 31, 2017
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Financial cash collateral received	$ 10.0	$ 12.0
Financial non-cash collateral received	297.0	224.0
Cash margin to offset against derivative assets balance on balance sheet	$ 2.2	$ 0.6